Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 467,505	$ 171,898
Receivable due from factor	204,640	29,070
Loan receivable - vendor	1,052,636
Prepaid expenses and other current assets	46,300	220,966
Deferred tax asset	41,200
Total Current Assets	1,812,281	421,934
Notes receivable - related party - net	6,055	9,000
Deposits	200,000	200,000
Total Other Assets	206,055	209,000
TOTAL ASSETS	2,018,336	630,934
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	88,806	20,659
Preferred Stock dividends payable	20,860
Convertible notes payable - net of discount of $0 and $14,620, respectively	170,000	285,380
Convertible notes payable - related parties		60,000
Total Current Liabilities	279,666	366,039
Convertible notes payable - net of disount of $53,186	196,814
Convertible notes payable - related parties	80,000
Convertible notes payable - net of discount of $2,083 and $0, respectively	427,917
Total Non-Current Liabilities	704,731
Total Liabilities	984,397	366,039
Commitments and Contingencies
Series A Convertible preferred stock - derivative liability,$.001 par value; 10,000,000 shares authorized, 2,990,252 issued and outstanding as of December 31, 2011	1,043,000
Common stock - $0.001 par value; 150,000,000 shares authorized; 52,521,684 and 45,859,680 shares issued and outstanding as of December 31, 2011 and 2010, respectively	52,522	45,860
Subscription Receivable	(170,800)
Additional paid-in capital	494,487	201,770
Retained earnings (deficit)	(385,270)	17,265
Total Stockholders' Equity (Deficit)	(9,061)	264,895
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,018,336	$ 630,934